Contract liabilities	6 Months Ended
Jun. 30, 2026
Contract liabilities [Abstract]
Contract liabilities

8. Contract liabilities

Amounts related to contract liabilities were as follows:

	December 31, 2025	June 30, 2026
	RMB	RMB
Deferred revenue	-	7,388
Advance from customers	189	75
Total	189	7,463

Deferred revenue

The balance of RMB 7,388 as of June 30, 2026 represents amounts billed to customers in advance of performance for the automotive electronics resale business. Specifically, the Group has issued invoices to customers for products that had not yet been shipped as of the balance sheet date. Because the Group has an unconditional right to consideration, corresponding accounts receivable have been recognized; however, the related performance obligation has not been satisfied since control of the products has not transferred to customers. Accordingly, this amount is recorded as a contract liability and is presented separately from advance from customers, which represents cash received before performance.

Advance from customers

The balance of RMB 75 as of June 30, 2026 represents advances received from customers for the advertising business. The contract liability balance represents the transaction price allocated to the unsatisfied portion of the performance obligation. Revenue will be recognized over the service period as the performance obligations are satisfied.

A reconciliation of the movement in contract liabilities is as follows:

	December 31, 2025	June 30, 2026
	RMB	RMB
Beginning balance January 1	-	189
Customer prepayment and billing in advance of performance	339	8,420
Revenue recognized in the period that was included in the contract liability balance at the beginning of the period		(189)
Revenue recognized in the period that was included in the contract liability balance during the period	(150)	(957)
Ending balance	189	7,463